Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Reporting fees			$ 7,916	$ 10,581
Distribution income			5,786	5,000
Total operating income			13,702	15,581
Operating expenses and loss:
Amortization (Notes 3)	1,800	1,800	5,400	5,400
Asset management fees (Note 3)	12,696	14,131	38,088	42,293
Impairment loss (Note 2)				87,338
Legal and accounting fees	2,804		4,931	20,311
Write off of advances to Local Limited Partnerships (Note 5)	61,190		65,210
Other	1,084	2,492	15,988	10,229
Total operating expenses and loss	79,574	18,423	129,617	165,571
Loss from operations	(79,574)	(18,423)	(115,915)	(149,990)
Equity in income (losses) of Local Limited Partnerships (Note 2)	9,419	8,553	28,257	12,135
Gain on sale of Local Limited Partnerships (Note 2)		20,000		157,413
Interest income	15	422	60	2,141
Net income (loss)	(70,140)	10,552	(87,598)	21,699
Net income (loss) allocated to:
General Partner	(701)	106	(876)	217
Limited Partners	$ (69,439)	$ 10,446	$ (86,722)	$ 21,482
Net income (loss) per Partnership Unit	$ (3)	$ 0	$ (4)	$ 1
Outstanding weighted Partnership Units	21,955	21,990	21,955	21,990